TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Schedule of Trade and Other Payables
	December 31, 2022 US$’000	December 31, 2021 US$’000
Trade payables	6,205	6,763
Accruals and other liabilities	8,585	7,595
Payroll taxes	368	398
Employee related social insurance	103	130
Deferred income	114	141
Deferred government grants	-	69
Other payables	-	31

	15,375	15,127